united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 10/31/18

Item 1. Schedule of Investments.

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018

Shares		Value
	COMMON STOCKS - 82.4%
	AEROSPACE & DEFENSE - 0.7%
290	Elbit Systems Ltd.	$34,670

	APPAREL & TEXTILE PRODUCTS - 0.1%
130	Gildan Activewear, Inc.	3,895

	ASSET MANAGEMENT - 0.6%
614	Brookfield Asset Management, Inc.	25,116
57	Onex Corp.	3,757
		28,873
	AUTOMOTIVE - 0.2%
232	Magna International, Inc.	11,449

	BANKING - 33.3%
32,811	Abu Dhabi Commercial Bank PJSC	72,266
12,510	Bank Hapoalim BM	84,695
16,531	Bank Leumi Le-Israel BM	103,124
405	Bank of Montreal	30,355
763	The Bank of Nova Scotia	41,048
270	Canadian Imperial Bank of Commerce	23,372
8,024	The Commercial Bank PQSC	91,333
8,522	Doha Bank QPSC	51,414
47,350	First Abu Dhabi Bank PJSC	178,154
654	First International Bank Of Israel Ltd.	14,090
14,430	Israel Discount Bank Ltd. *	47,180
6,534	Masraf Al Rayan QSC	68,165
1,723	Mizrahi Tefahot Bank Ltd.	29,014
218	National Bank of Canada	9,920
12,725	Qatar National Bank QPSC	681,406
904	Royal Bank of Canada	66,028
1,160	The Toronto-Dominion Bank	64,508
		1,656,072
	BIOTECH & PHARMACEUTICALS - 4.1%
10,211	Teva Pharmaceutical Industries Ltd.	203,715

	CHEMICALS - 5.2%
2,240	Industries Qatar QSC	86,111
1	International Flavors & Fragrances, Inc.	87
6,649	Israel Chemicals Ltd.	38,334
24,637	Mesaieed Petrochemical Holding Co.	114,743
401	Nutrien Ltd.	21,280
		260,555
	CONSUMER PRODUCTS - 0.3%
135	Saputo, Inc.	4,123
550	Strauss Group Ltd.	12,062
		16,185
	CONTAINERS & PACKAGING - 0.1%
94	CCL Industries, Inc.	3,964

	ENGINEERING & CONSTRUCTION SERVICES - 0.7%
74,337	Dubai Investments PJSC	32,786
110	SNC-Lavalin Group, Inc.	3,937
		36,723
	GAMING, LODGING & RESTAURANTS - 0.2%
138	Restaurant Brands International, Inc.	7,579

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

Shares		Value
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
170,543	Dubai Financial Market PJSC	$40,255
92,266	GFH Financial Group BSC	31,650
		71,905
	INSURANCE - 2.3%
19	Fairfax Financial Holdings Ltd.	9,255
175	Great-West Lifeco, Inc.	4,026
91	Intact Financial Corp.	7,207
1,297	Manulife Financial Corp.	20,473
234	Power Corp of Canada	4,843
157	Power Financial Corp.	3,389
5,020	Qatar Insurance Co. SAQ	50,592
381	Sun Life Financial, Inc.	13,987
		113,772
	MEDIA - 0.3%
302	Shaw Communications, Inc.	5,636
53	Shopify, Inc. *	7,340
		12,976
	MEDICAL EQUIPMENT & DEVICES - 0.4%
672	Mazor Robotics Ltd. *	19,534

	METALS & MINING - 0.7%
143	Agnico Eagle Mines Ltd.	5,063
724	Barrick Gold Corp.	9,091
109	Franco-Nevada Corp.	6,824
557	Goldcorp, Inc.	5,043
244	Teck Resources Ltd.	5,056
272	Wheaton Precious Metals Corp.	4,482
		35,559
	OIL, GAS & COAL - 3.5%
631	Canadian Natural Resources Ltd.	17,355
692	Cenovus Energy, Inc.	5,870
943	Enbridge, Inc.	29,455
562	Encana Corp.	5,752
538	Imperial Oil Ltd.	16,846
248	Inter Pipeline Ltd.	4,032
21,934	Oil Refineries Ltd.	10,418
119	Paz Oil Co., Ltd.	17,807
314	Pembina Pipeline Corp.	10,181
1,015	Suncor Energy, Inc.	34,131
562	TransCanada Corp.	21,243
		173,090
	PASSENGER TRANSPORTATION - 0.6%
103,796	Air Arabia PJSC	28,824

	REAL ESTATE - 6.8%
810	Airport City Ltd. *	9,434
83,527	Aldar Properties PJSC	39,341
1,181	Alony Hetz Properties & Investments Ltd.	11,232
450	Azrieli Group Ltd.	21,834
6,874	Barwa Real Estate Co.	70,580
39,393	DAMAC Properties Dubai Co. PJSC	21,664

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

Shares		Value
	REAL ESTATE (Continued) - 6.8%
88,604	Emaar Malls PJSC	$44,144
36,396	Emaar Properties PJSC	50,535
1,151	Gazit-Globe Ltd.	9,623
15,919	United Development Co. QSC	61,201
		339,588
	RETAIL - CONSUMER STAPLES - 0.5%
274	Alimentation Couche-Tard, Inc.	13,117
71	Dollarama, Inc.	5,905
127	Loblaw Cos Ltd.	6,367
		25,389
	RETAIL - DISCRETIONARY - 0.1%
40	Canadian Tire Corp., Ltd.	4,512

	SEMICONDUCTORS - 0.5%
386	Nova Measuring Instruments Ltd. *	8,521
1,215	Tower Semiconductor Ltd. *	18,828
		27,349
	SOFTWARE - 1.8%
13	Constellation Software, Inc.	8,969
728	Nice Ltd.	77,138
158	Open Text Corp.	5,347
		91,454
	SPECIALTY FINANCE - 5.1%
31,685	Dubai Islamic Bank PJSC	45,374
6,583	Qatar International Islamic Bank QSC	112,171
2,257	Qatar Islamic Bank SAQ	94,828
		252,373
	TECHNOLOGY SERVICES - 0.6%
151	CGI Group, Inc. *	9,348
468	Thomson Reuters Corp.	21,835
		31,183
	TELECOMMUNICATIONS - 4.6%
583	BCE, Inc.	22,619
25,987	Bezeq The Israeli Telecommunication Corp Ltd.	29,867
21,455	Emirates Telecommunications Group Co. PJSC	101,635
2,692	Ooredoo QPSC	50,919
221	Rogers Communications, Inc.	11,408
374	TELUS Corp.	12,838
		229,286
	TRANSPORTATION & LOGISTICS - 6.1%
461	Canadian National Railway Co.	39,506
90	Canadian Pacific Railway Ltd.	18,502
21,970	Qatar Gas Transport Co Ltd.	105,278
7,161	Qatar Navigation QSC	139,718
		303,004
	UTILITIES - 1.6%
139	Emera, Inc.
274	Fortis, Inc.	4,299
1,259	Qatar Electricity & Water Co. QSC	9,077
		64,957
		78,333

	TOTAL COMMON STOCKS (Cost $3,944,521)	4,101,811

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 16.5%
	SINGLE COUNTRY - 16.5%
69,318	Global X MSCI Pakistan ETF	$693,874
8,352	iShares MSCI UAE ETF	126,784
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,016,276)	820,658

TOTAL INVESTMENTS - 98.9% (Cost $4,960,797)	$ 4,922,469
OTHER ASSETS LESS LIABILITIES - 1.1%	54,551
NET ASSETS - 100.0%	$ 4,977,020

* Non-Income Producing Security
BM - Banca Mondiale
BSC - Banking Service Corporation
PJSC - Public Joint-Stock Company
PQSC - Public Qualified Stock Company
QPSC - Qatar Public Shareholding Company
QSC - Qatar Shareholding Company
SAQ - Société Anonyme in Qatar

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,101,811	$-	$-	$4,101,811
Exchange Traded Funds	820,658	-	-	820,658
Total	$4,922,469	$-	$-	$4,922,469

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 2 or Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$4,961,819	$356,363	$(395,713)	$(39,350)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2018

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/27/2018